Net Gain From Measurement Of Financial Instruments At Fair Value - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ 13,978,694	$ 10,799,758	$ 2,641,829
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	10,076,885	2,570,385	1,145,974
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	847,819	1,133,530	682,391
Gain from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	75,950	2,051,535	522,385
Gain from derivative financial instruments Put options [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	417,029	769,490
Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	2,658	246,356	524,281
Gain from equity instruments at fair value through profit or loss [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	2,523,585	4,530,493	27,976
Gain / (Loss) from sales or derecognition of financial assets at fair value [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ 34,768	$ (502,031)	$ (261,178)